Brown Advisory Tax-Exempt Sustainable Bond Fund
Schedule of Investments
March 31, 2024 (Unaudited)

MUNICIPAL BONDS - 95.7%	Par	Value
General Obligation Bonds - 20.9%
Adams & Arapahoe Colorado Joint School District 28J Aurora, 5.00%, 12/01/2031	$6,000,000	$6,291,263
Bondurant-Farrar Iowa Community School District
2.00%, 06/01/2038	1,805,000	1,321,499
2.00%, 06/01/2039	2,555,000	1,821,279
Calumet County Wisconsin
1.75%, 12/01/2037	1,035,000	724,991
1.88%, 12/01/2038	1,320,000	912,997
1.88%, 12/01/2039	2,650,000	1,775,641
Cartersville Georgia, 2.00%, 10/01/2039	3,195,000	2,340,811
Chicago Illinois Park District
4.00%, 01/01/2034	1,425,000	1,454,253
4.00%, 01/01/2036	2,930,000	2,986,277
4.00%, 01/01/2036	1,000,000	1,015,053
Fairfield California, 4.30%, 04/01/2038 (a)	3,845,000	2,221,081
Greenfield-Central Community School Corp., 5.00%, 01/15/2025	1,535,000	1,542,959
Illinois State, 5.00%, 02/01/2039	5,150,000	5,151,792
Kilgore Independent School District, 2.00%, 02/15/2052 (b)	2,000,000	1,959,514
New Glarus School District, 2.00%, 04/01/2039	1,510,000	1,108,990
Peoria Arizona, 2.00%, 07/15/2038	3,375,000	2,506,746
Pima County Unified School District No 20 Vail, 5.00%, 07/01/2036	3,280,000	3,370,379
State of Minnesota, 1.75%, 08/01/2038	4,150,000	3,007,397
Westosha Wisconsin Central High School District
2.00%, 03/01/2038	1,000,000	744,928
2.00%, 03/01/2039	1,500,000	1,086,290
Wisconsin State, 4.06% (SIFMA Municipal Swap Index + 0.42%), 05/01/2025	10,000,000	9,949,612
York County South Carolina Fort Mill School District No. 4
1.88%, 03/01/2037	4,585,000	3,433,660
1.88%, 03/01/2038	4,675,000	3,391,773
		60,119,185
Revenue Bonds - 74.8%
Alaska Housing Finance Corp., 4.60%, 12/01/2042	890,000	901,275
Allegheny County Pennsylvania Hospital Development Authority, 4.22% (SIFMA Municipal Swap Index + 0.58%), 11/15/2026	1,750,000	1,730,694
American Municipal Power, Inc., 5.00%, 02/15/2036	1,000,000	1,078,473
Arizona Industrial Development Authority, 4.00%, 07/01/2041	1,200,000	1,120,578
Auburn University, 4.00%, 06/01/2034	3,550,000	3,559,659
Austin Texas, 7.88%, 09/01/2026	1,750,000	1,764,582
Baltimore County Maryland
4.00%, 01/01/2039	1,000,000	986,548
4.00%, 01/01/2040	1,525,000	1,489,135
Buffalo New York Sewer Authority, 4.00%, 06/15/2051	750,000	727,839
California Community Choice Financing Authority
4.09% (SIFMA Municipal Swap Index + 0.45%), 02/01/2052	5,900,000	5,420,133
5.00%, 09/01/2029	3,805,000	4,018,629
5.50%, 05/01/2054 (b)	5,000,000	5,346,944
California Earthquake Authority, 5.60%, 07/01/2027	8,095,000	8,160,592
California Infrastructure & Economic Development Bank, 4.00%, 05/01/2046	2,000,000	1,974,877
California Municipal Finance Authority
5.00%, 11/01/2029 (c)	1,170,000	1,197,210
5.00%, 11/01/2049 (c)	1,575,000	1,454,318
California School Finance Authority, 5.00%, 07/01/2037 (c)	1,180,000	1,212,187
City of Houston TX Combined Utility System Revenue, 3.97%, 05/15/2034 (b)	4,000,000	4,000,000
Clifton Texas Higher Education Finance Corp., 4.00%, 04/01/2040	2,450,000	2,469,963
Colorado Health Facilities Authority, 4.00%, 12/01/2040	1,500,000	1,385,212
Colorado Housing and Finance Authority, 5.75%, 11/01/2053	6,000,000	6,390,347
District of Columbia Housing Finance Agency, 5.00%, 12/01/2026 (b)	2,500,000	2,537,294
Douglas County Nebraska, 4.17% (SIFMA Municipal Swap Index + 0.53%), 07/01/2035	7,855,000	7,744,639
Du Page Illinois, 3.00%, 05/15/2047	7,495,000	5,620,230
Florida Development Finance Corp., 4.00%, 11/15/2035	2,000,000	2,086,091
Grand Forks North Dakota
7.00%, 12/15/2043 (c)(d)	2,500,000	75,000
9.00%, 06/15/2044 (c)(d)	2,500,000	75,000
Health Educational and Housing Facility Board of Memphis Tennessee, 5.00%, 07/01/2027 (b)	6,000,000	6,114,725
Houston Texas Airport System Revenue, 5.00%, 07/01/2036	2,000,000	2,154,867
Illinois Housing Development Authority, 4.85%, 10/01/2042	2,700,000	2,774,639
Indiana Housing & Community Development Authority, 5.00%, 10/01/2026 (b)	4,452,000	4,493,935
Industrial Development Authority of St Louis Missouri, 2.22%, 12/01/2038	2,904,891	2,202,684
Lancaster County Pennsylvania Hospital Authority, 5.00%, 08/15/2042	2,380,000	2,434,927
Los Angeles California Department of Airports, 5.00%, 05/15/2038	2,000,000	2,210,553
Maryland Community Development Administration, 2.41%, 07/01/2043	2,500,000	1,752,318
Maryland Economic Development Corp., 4.00%, 07/01/2040	1,275,000	1,213,996
Maryland Health & Higher Educational Facilities Authority, 5.00%, 08/15/2038	10,000,000	10,000,895
Massachusetts Development Finance Agency, 4.24% (SIFMA Municipal Swap Index + 0.60%), 07/01/2049 (c)	1,000,000	996,636
Metropolitan Pier & Exposition Authority
2.38%, 12/15/2031 (a)	135,000	103,522
2.96%, 06/15/2034 (a)	270,000	187,770
2.99%, 06/15/2037 (a)	175,000	105,942
3.47%, 12/15/2051 (a)	375,000	102,206
3.63%, 12/15/2052 (a)	590,000	152,506
3.68%, 12/15/2038 (a)	1,175,000	655,470
4.19%, 12/15/2040 (a)	2,500,000	1,270,202
5.12%, 06/15/2046 (a)	3,300,000	1,209,450
Metropolitan Transportation Authority
4.07% (SIFMA Municipal Swap Index + 0.43%), 11/01/2031	12,500,000	12,398,268
5.00%, 11/15/2038	1,250,000	1,341,554
Miami Beach Florida Health Facilities Authority, 5.00%, 11/15/2039	4,455,000	4,473,317
Michigan Finance Authority, 5.00%, 07/01/2037	5,000,000	5,007,771
Montana Board of Housing, 4.90%, 12/01/2042	1,000,000	1,050,059
Nebraska Investment Finance Authority, 4.35%, 09/01/2043	2,500,000	2,455,913
Nevada Housing Division, 5.00%, 12/01/2025 (b)	2,775,000	2,786,739
New Hampshire Housing Finance Authority, 4.65%, 07/01/2047	1,800,000	1,806,633
New Hope Texas Cultural Education Facilities Finance Corp., 5.50%, 07/01/2046 (d)	2,075,000	726,250
New Jersey Economic Development Authority
3.47%, 06/15/2027	1,000,000	959,040
4.89% (SIFMA Municipal Swap Index + 1.25%), 09/01/2025	6,910,000	6,921,153
New Jersey Housing & Mortgage Finance Agency, 1.60%, 10/01/2026	1,765,000	1,620,229
New York City New York Housing Development Corp., 2.60%, 11/01/2034	1,970,000	1,719,590
New York Liberty Development Corp., 3.13%, 09/15/2050	11,000,000	8,685,196
New York Mortgage Agency Homeowner Mortgage Revenue, 4.65%, 10/01/2043	3,000,000	3,050,932
New York State Housing Finance Agency
1.60%, 11/01/2024	910,000	896,277
1.65%, 05/15/2039	1,273,456	933,769
North Dakota Housing Finance Agency, 4.60%, 07/01/2043	2,285,000	2,317,565
Ohio Water Development Authority Water Pollution Control Loan Fund, 3.55%, 12/01/2036 (b)	2,500,000	2,500,000
Portland Maine General Airport Revenue, 4.00%, 01/01/2038	1,500,000	1,508,638
Public Finance Authority, 4.00%, 08/01/2059 (e)	4,000,000	3,951,665
San Francisco California Public Utilities Commission Wastewater Revenue, 5.00%, 10/01/2034	7,775,000	8,013,277
South Carolina Jobs-Economic Development Authority, 4.04%, 05/01/2061 (b)	1,000,000	1,000,000
Tampa Florida, 5.25%, 05/01/2043	5,000,000	5,304,207
Utah Housing Corp.
3.00%, 01/21/2052	1,823,779	1,603,345
4.50%, 06/21/2052	4,560,735	4,481,717
5.00%, 08/01/2025 (b)	1,957,000	1,960,331
5.00%, 10/21/2052	2,426,274	2,449,944
Vermont Educational & Health Buildings Financing Agency, 3.94%, 12/01/2030 (b)	1,450,000	1,450,000
Virginia Small Business Financing Authority, 4.00%, 01/01/2036	2,250,000	2,213,434
Wisconsin Housing & Economic Development Authority, 5.00%, 02/01/2058 (b)	5,000,000	5,126,517
		215,378,022
TOTAL MUNICIPAL BONDS (Cost $285,634,504)		275,497,207

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds - 1.2%	Shares
First American Government Obligations Fund - Class Z, 5.19%(f)	3,345,382	3,345,382
TOTAL SHORT-TERM INVESTMENTS (Cost $3,345,382)		3,345,382

TOTAL INVESTMENTS - 96.9% (Cost $288,979,886)		$278,842,589
Other Assets in Excess of Liabilities - 3.1%		9,018,224
TOTAL NET ASSETS - 100.0%		$287,860,813

Percentages are stated as a percent of net assets.

(a)	Zero-coupon bond. The rate shown is the effective yield as of March 31, 2024.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2024.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is in default and missed all or a portion of its last payment of interest.
(e)	Step coupon bond. The rate disclosed is as of March 31, 2024.
(f)	The rate shown represents the 7-day effective yield as of March 31, 2024.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

	Level 1	Level 2	Level 3
Municipal Bonds	$–	$275,497,207	$–

Money Market Funds	3,345,382	–	–

Total Investments	$3,345,382	$275,497,207	$–